Condensed Consolidated Balance Sheets (unaudited) (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Preferred stock, liquidation preference, value (in Dollars per share)	$ 1
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	34,175,088	31,001,884	19,901,248
Common stock, shares outstanding	34,175,088	31,001,884	19,901,248
Special Voting Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Preferred stock, liquidation preference, value (in Dollars per share)	$ 1	$ 1	$ 1
Exchangeable Shares
Preferred stock, shares issued	306,852	309,286	2,667,349
Preferred stock, shares outstanding	306,852	309,286	2,667,349
Preferred stock, exchangeable shares par value (in Dollars per share)